RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 33,373,181	$ 27,252,739
Central Government debt instruments held, Percentage	100.00%	100.00%
Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held, Percentage	100.00%	100.00%
Total Sovereign Risk	$ 34,979,530	$ 28,919,137
Investment grade [member]
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 21,818,832	$ 20,879,296
Central Government debt instruments held, Percentage	65.38%	76.61%
Investment grade [member] | Central Banks [Member]
Disclosure of financial assets [line items]
Central Government debt instruments held, Percentage	13.53%	10.55%
Central Bank debt instruments held	$ 251,370	$ 196,524
Investment grade [member] | Colombia
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 18,186,643	$ 17,353,357
Central Government debt instruments held, Percentage	54.50%	63.68%
Investment grade [member] | Peru
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 4,436
Central Government debt instruments held, Percentage	0.01%
Investment grade [member] | Panama
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,861,644	$ 994,002
Central Government debt instruments held, Percentage	5.58%	3.65%
Investment grade [member] | Panama | Central Banks [Member]
Disclosure of financial assets [line items]
Central Government debt instruments held, Percentage	13.53%	10.55%
Central Bank debt instruments held	$ 251,370	$ 196,524
Investment grade [member] | Mexico
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 55,063	$ 38,381
Central Government debt instruments held, Percentage	0.16%	0.14%
Investment grade [member] | United States
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,711,046	$ 2,465,185
Central Government debt instruments held, Percentage	5.13%	9.05%
Investment grade [member] | Chile
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 28,371
Central Government debt instruments held, Percentage		0.10%
Speculative grade [member]
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 11,554,349	$ 6,373,443
Central Government debt instruments held, Percentage	34.62%	23.39%
Speculative grade [member] | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held	$ 1,606,349	$ 1,666,398
Central Bank debt instruments held, Percentage	86.47%	89.45%
Speculative grade [member] | Colombia
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 2,212,146
Central Government debt instruments held, Percentage	6.63%
Speculative grade [member] | Brazil
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 30,507
Central Government debt instruments held, Percentage	0.09%
Speculative grade [member] | Chile
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 3,838
Central Government debt instruments held, Percentage	0.01%
Speculative grade [member] | Barbados
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 25
Central Government debt instruments held, Percentage		0.00%
Speculative grade [member] | Costa Rica
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 4,830,529	$ 3,329,871
Central Government debt instruments held, Percentage	14.47%	12.22%
Speculative grade [member] | Costa Rica | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held	$ 43,007	$ 30,906
Central Bank debt instruments held, Percentage	2.32%	1.66%
Speculative grade [member] | Honduras
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,986,864	$ 1,098,432
Central Government debt instruments held, Percentage	5.96%	4.03%
Speculative grade [member] | Guatemala
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,555,159	$ 1,010,075
Central Government debt instruments held, Percentage	4.66%	3.71%
Speculative grade [member] | Guatemala | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held	$ 605,864	$ 810,158
Central Bank debt instruments held, Percentage	32.61%	43.49%
Speculative grade [member] | El Salvador
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 761,743	$ 849,082
Central Government debt instruments held, Percentage	2.28%	3.12%
Speculative grade [member] | Nicaragua
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 173,563	$ 85,958
Central Government debt instruments held, Percentage	0.52%	0.32%
Speculative grade [member] | Nicaragua | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held	$ 957,478	$ 825,334
Central Bank debt instruments held, Percentage	51.54%	44.30%